DBX ETF Trust | 1
Schedule of Investments
Xtrackers US National Critical Technologies ETF
August 31, 2025 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.5%
Communication Services
— 16.5%
Alphabet, Inc., Class A
29,421 6,264,025
AT&T, Inc.
42,858 1,255,311
Auto Trader Group PLC, 144A
7,292 79,130
BCE, Inc.
5,712 142,576
BT Group PLC
26,982 78,923
CAR Group Ltd.
3,023 80,013
Charter Communications, Inc.,
Class A *
570 151,381
Comcast Corp., Class A
22,123 751,518
Electronic Arts, Inc.
1,393 239,526
Embracer Group AB, Class B *
7,410 66,178
Meta Platforms, Inc., Class A
7,886 5,825,388
Pinterest, Inc., Class A *
3,381 123,846
Quebecor, Inc., Class B
2,835 86,168
Rightmove PLC
7,700 77,316
ROBLOX Corp., Class A *
3,528 439,553
Rogers Communications, Inc.,
Class B
2,193 78,603
Snap, Inc., Class A *
8,600 61,404
Spark New Zealand Ltd.
53,796 81,895
Take-Two Interactive Software,
Inc. *
1,021 238,169
Telstra Group Ltd.
66,710 213,506
TELUS Corp.
9,435 155,583
T-Mobile US, Inc.
2,514 633,503
TPG Telecom Ltd.
21,976 76,088
Trade Desk, Inc., Class A *
2,557 139,766
Verizon Communications, Inc.
25,274 1,117,869
Vodafone Group PLC
107,726 128,602
Warner Bros Discovery, Inc. *
14,130 164,473
(Cost $16,527,289)
18,750,313
Consumer Discretionary
— 5.0%
Amazon.com, Inc. *
24,309 5,566,761
Expedia Group, Inc.
737 158,308
(Cost $5,067,440)
5,725,069
Energy — 6.1%
Ampol Ltd.
4,678 90,016
BP PLC
91,141 532,071
Chevron Corp.
12,257 1,968,474
Exxon Mobil Corp.
25,801 2,948,796
Imperial Oil Ltd.
973 88,317
Marathon Petroleum Corp.
1,840 330,666
Phillips 66
2,407 321,527
Suncor Energy, Inc.
7,332 303,170
Valero Energy Corp.
1,855 281,979
(Cost $6,534,027)
6,865,016
Financials — 0.6%
Block, Inc. *
3,269 260,343
Number
of Shares Value $
Fidelity National Information
Services, Inc.
3,136 218,924
Global Payments, Inc.
1,418 125,947
Wise PLC, Class A *
5,876 83,675
(Cost $682,222)
688,889
Health Care — 16.1%
Abbott Laboratories
10,370 1,375,684
AbbVie, Inc.
10,575 2,224,980
Agilent Technologies, Inc.
1,662 208,847
Alnylam Pharmaceuticals, Inc. *
737 329,078
Amgen, Inc.
3,214 924,700
Astellas Pharma, Inc.
10,800 119,162
Biogen, Inc. *
906 119,791
Boston Scientific Corp. *
8,843 932,937
Bristol-Myers Squibb Co.
12,228 576,917
CSL Ltd.
2,898 403,797
Danaher Corp.
3,906 803,933
Dexcom, Inc. *
2,258 170,118
GE HealthCare Technologies,
Inc.
2,811 207,255
Gilead Sciences, Inc.
7,448 841,401
GSK PLC
23,463 460,438
Haleon PLC
53,176 260,720
Hikma Pharmaceuticals PLC
3,051 73,579
ICON PLC *
490 87,191
IDEXX Laboratories, Inc. *
481 311,250
Intuitive Surgical, Inc. *
2,137 1,011,431
IQVIA Holdings, Inc. *
1,039 198,252
Labcorp Holdings, Inc.
489 135,937
Medtronic PLC
7,672 712,038
Mettler-Toledo International,
Inc. *
121 157,426
Novo Nordisk A/S, Class B
19,086 1,073,826
Pfizer, Inc.
33,937 840,280
Pro Medicus Ltd.
386 75,490
Quest Diagnostics, Inc.
685 124,423
Regeneron Pharmaceuticals, Inc.
620 360,034
ResMed, Inc.
859 235,804
Royalty Pharma PLC, Class A
2,224 80,020
Takeda Pharmaceutical Co. Ltd.
9,200 277,018
Teva Pharmaceutical Industries
Ltd. *
6,478 116,252
Thermo Fisher Scientific, Inc.
2,256 1,111,576
Veeva Systems, Inc., Class A *
878 236,358
Vertex Pharmaceuticals, Inc. *
1,539 601,780
Waters Corp. *
343 103,517
Zoetis, Inc.
2,702 422,593
(Cost $18,410,425)
18,305,833
Industrials — 13.3%
AMETEK, Inc.
1,363 251,882
Atlas Arteria Ltd. (a)
23,421 81,704

2 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Auckland International Airport
Ltd.
17,643 78,597
Automatic Data Processing, Inc.
2,436 740,666
BAE Systems PLC
17,811 422,917
Boeing Co. *
4,526 1,062,162
Broadridge Financial Solutions,
Inc.
714 182,513
CAE, Inc. *
2,855 77,002
Carrier Global Corp.
4,772 311,134
Dover Corp.
847 151,494
Eaton Corp. PLC
2,344 818,384
Emerson Electric Co.
3,328 439,296
Expeditors International of
Washington, Inc.
775 93,418
Experian PLC
5,563 288,009
Fortive Corp.
1,979 94,715
GE Vernova, Inc.
1,631 999,754
General Dynamics Corp.
1,610 522,558
Honeywell International, Inc.
3,800 834,100
Howmet Aerospace, Inc.
2,409 419,407
Illinois Tool Works, Inc.
1,738 459,962
Ingersoll Rand, Inc.
2,363 187,693
Johnson Controls International
PLC
3,898 416,657
L3Harris Technologies, Inc.
1,109 307,881
Leidos Holdings, Inc.
745 134,785
Lockheed Martin Corp.
1,405 640,160
Mainfreight Ltd.
2,033 71,195
Melrose Industries PLC
11,699 92,939
Northrop Grumman Corp.
863 509,204
PACCAR, Inc.
3,059 305,839
Parker-Hannifin Corp.
765 580,903
Rockwell Automation, Inc.
690 236,967
Rolls-Royce Holdings PLC
49,612 717,203
RTX Corp.
8,029 1,273,399
Smiths Group PLC
2,477 78,845
SS&C Technologies Holdings,
Inc.
1,265 112,155
Thomson Reuters Corp.
822 146,032
TransDigm Group, Inc.
333 465,827
Transurban Group (a)
19,018 181,730
Vertiv Holdings Co., Class A
2,260 288,263
(Cost $12,498,002)
15,077,351
Information Technology
— 34.5%
Adobe, Inc. *
2,538 905,305
Amdocs Ltd.
973 83,260
Analog Devices, Inc.
2,966 745,385
Applied Materials, Inc.
4,783 768,915
AppLovin Corp., Class A *
1,337 639,875
Arista Networks, Inc. *
6,180 843,879
Atlassian Corp., Class A *
1,006 178,847
Autodesk, Inc. *
1,296 407,851
Number
of Shares Value $
Cadence Design Systems, Inc. *
1,613 565,244
Capgemini SE
1,053 149,692
Celestica, Inc. *
682 132,878
Cellebrite DI Ltd. *
5,632 92,365
CGI, Inc.
1,121 108,887
Check Point Software
Technologies Ltd. *
488 94,252
Cisco Systems, Inc.
23,675 1,635,706
Cloudflare, Inc., Class A *
1,849 385,905
Cognizant Technology Solutions
Corp., Class A
2,891 208,875
Constellation Software, Inc.
121 401,028
Corning, Inc.
4,678 313,566
Crowdstrike Holdings, Inc., Class
A *
1,430 605,891
CyberArk Software Ltd. *
300 135,978
Datadog, Inc., Class A *
1,867 255,181
Dell Technologies, Inc., Class C
1,886 230,375
Fair Isaac Corp. *
140 213,030
Fortinet, Inc. *
3,770 296,963
Gen Digital, Inc.
3,192 96,398
Halma PLC
2,261 100,439
Hewlett Packard Enterprise Co.
7,956 179,567
HubSpot, Inc. *
292 141,086
International Business Machines
Corp.
5,583 1,359,405
Intuit, Inc.
1,631 1,087,877
Keysight Technologies, Inc. *
1,052 171,928
KLA Corp.
782 681,904
Lam Research Corp.
7,643 765,446
Microchip Technology, Inc.
3,220 209,300
Microsoft Corp.
11,046 5,596,898
Monday.com Ltd. *
260 50,180
MongoDB, Inc. *
478 150,862
Motorola Solutions, Inc.
1,003 473,877
Nice Ltd., ADR *
97 13,711
Nice Ltd. *
391 55,460
NVIDIA Corp.
32,019 5,577,069
Open Text Corp.
2,586 85,550
Oracle Corp.
9,920 2,243,210
Palantir Technologies, Inc., Class
A *
12,937 2,027,357
Palo Alto Networks, Inc. *
3,964 755,221
Ralliant Corp. *
1,665 69,614
Roper Technologies, Inc.
651 342,628
Sage Group PLC
5,361 78,695
Salesforce, Inc.
5,583 1,430,644
ServiceNow, Inc. *
1,241 1,138,568
Shopify, Inc., Class A *
7,275 1,027,863
Snowflake, Inc. *
1,918 457,750
Strategy, Inc. *
1,573 526,027
Synopsys, Inc. *
1,094 660,251
Technology One Ltd.
3,228 84,446

DBX ETF Trust | 3
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2025 (Unaudited)
Number
of Shares Value $
Trimble, Inc. *
1,417 114,522
VeriSign, Inc.
547 149,533
WiseTech Global Ltd.
1,127 75,082
Wix.com Ltd. *
545 76,889
Workday, Inc., Class A *
1,258 290,371
Xero Ltd. *
998 106,855
Zoom Communications, Inc. *
1,630 132,715
Zscaler, Inc. *
585 162,074
(Cost $33,955,903)
39,146,405
Materials — 2.0%
Antofagasta PLC
3,114 90,244
BHP Group Ltd.
28,272 799,189
Croda International PLC
2,095 70,988
Dow, Inc.
4,481 110,367
First Quantum Minerals Ltd. *
4,668 81,837
Freeport-McMoRan, Inc.
8,487 376,823
Fresnillo PLC
4,365 105,444
Lundin Mining Corp.
7,392 85,552
Lynas Rare Earths Ltd. *
11,777 106,911
Northern Star Resources Ltd.
8,513 105,251
Orica Ltd.
5,733 82,474
Pilbara Minerals Ltd. *
75,349 120,824
South32 Ltd.
42,808 76,208
Teck Resources Ltd., Class B
2,778 95,018
(Cost $2,125,383)
2,307,130
Real Estate — 0.2%
CoStar Group, Inc. *
(Cost $197,958)
2,505 224,172
Utilities — 5.2%
American Electric Power Co.,
Inc.
3,229 358,484
Constellation Energy Corp.
1,878 578,386
Dominion Energy, Inc.
5,061 303,154
Edison International
2,382 133,702
Emera, Inc.
1,739 82,849
Energix-Renewable Energies Ltd.
20,180 77,955
Entergy Corp.
2,533 223,132
Exelon Corp.
5,985 261,425
FirstEnergy Corp.
3,558 155,200
Fortis, Inc.
3,121 155,374
Hydro One Ltd., 144A
2,307 84,033
Iberdrola SA
38,592 726,140
Mercury NZ Ltd.
21,926 84,870
Meridian Energy Ltd.
23,192 78,138
National Grid PLC
28,590 402,102
NextEra Energy, Inc.
12,328 888,232
PPL Corp.
4,226 154,122
Southern Co.
6,619 610,934
SSE PLC
6,243 145,919
Number
of Shares Value $
Vistra Corp.
2,041 385,973
(Cost $5,154,172)
5,890,124
TOTAL COMMON STOCKS
(Cost $101,152,821)
112,980,302
EXCHANGE TRADED FUNDS
— 0.2%
Xtrackers Artificial Intelligence
And Big Data Etf (b)(c)
(Cost $207,254)
5,850 226,918
SECURITIES LENDING
COLLATERAL — 0.0%
DWS Government & Agency
Securities Portfolio
“DWS Government Cash
Institutional Shares", 4.24%
(d)(e)
(Cost $20,125)
20,125 20,125
CASH EQUIVALENTS — 0.1%
DWS Government Money Market
Series "Institutional Shares",
4.25% (d)
(Cost $76,293)
76,293 76,293
TOTAL INVESTMENTS — 99.8%
(Cost $101,456,493)
113,303,638
Other assets and liabilities,
net — 0.2%
232,607
NET ASSETS — 100.0%
113,536,245

4 | DBX ETF Trust
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2025 (Unaudited)
Hidden Row
At August 31, 2025, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2025 is as follows:
Value ($) at
5/31/2025
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
8/31/2025
Value ($) at
8/31/2025
EXCHANGE TRADED FUNDS — 0.2%
Xtrackers Artificial Intelligence And Big Data Etf (b)(c)
129,944 83,579 (6,269) — 19,664 402 — 5,850 226,918
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares", 4.24% (d)(e)
— 20,125 (f) — — — 1,444 — 20,125 20,125
CASH EQUIVALENTS — 0.1%
DWS Government Money Market Series "Institutional Shares", 4.25% (d)
123,604 1,037,122 (1,084,433) — — 1,602 — 76,293 76,293
253,548 1,140,826 (1,090,702) — 19,664 3,448 — 102,268 323,336
*
Non-income producing security.
(a)
Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b) All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2025 amounted to $19,395, which is 0.0% of net assets.
(c)
Affiliated fund advised by DBX Advisors LLC.
(d)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(e)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(f) Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31,
2025.
ADR: American Depositary Receipt
144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro E-mini NASDAQ 100 Index
USD 6 275,374 281,541 9/19/2025 6,167
USD U.S. Dollar

DBX ETF Trust | 5
Schedule of Investments
Xtrackers US National Critical Technologies ETF
(Continued)
August 31, 2025 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2025 in valuing the Fund’s investments.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
CRTC-PH1
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 112,980,302 $ — $ — $ 112,980,302
Exchange Traded Funds
226,918 — — 226,918
Short-Term Investments (a)
96,418 — — 96,418
Derivatives (b)
Futures Contracts
6,167 — — 6,167
TOTAL
$ 113,309,805 $ — $ — $ 113,309,805
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.